UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-23377)

Tidal Trust I
(Exact name of registrant as specified in charter)

234 West Florida Street, Suite 700

Milwaukee, Wisconsin 53204
(Address of principal executive offices) (Zip code)

Eric W. Falkeis

Tidal Trust I
234 West Florida Street, Suite 203

Milwaukee, Wisconsin 53204
(Name and address of agent for service)

(844) 986-7700

Registrant’s telephone number, including area code

Date of fiscal year end: August 31

Date of reporting period: February 28, 2026

Item 1. Reports to Stockholders.

Dana Unconstrained Equity ETF Tailored Shareholder Report

semi-annual shareholder report February 28, 2026 Dana Unconstrained Equity ETF Ticker: DUNK (NYSE Arca, Inc.)

This semi-annual shareholder report contains important information about the Dana Unconstrained Equity ETF (the "Fund") for the period September 15, 2025 to February 28, 2026. You can find additional information about the Fund at https://danaetfs.com/dunk/. You can also request this information by contacting us at (866) 991-5811 or by writing the Fund at Dana Unconstrained Equity ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

What were the Fund costs for the period?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment**
Dana Unconstrained Equity ETF	$32	0.75%
*	The Fund commenced operations on September 15, 2025. Expenses for a full reporting period would be higher than figures shown.
**	Cost paid as a percentage of a $10,000 investment is an annualized figure.

Key Fund Statistics

(as of February 28, 2026)

Fund Size (Thousands)	$123,041
Number of Holdings	21
Total Advisory Fee Paid	$444,120
Portfolio Turnover Rate	64%

Sector Breakdown
(% of total net assets)

What did the Fund invest in?

(as of February 28, 2026)

Top Ten Holdings	(% of total net assets)
ServiceNow, Inc.	9.6
Amazon.com, Inc.	9.2
NVIDIA Corp.	9.0
Microsoft Corp.	8.0
Snowflake, Inc. - Class A	7.7
Spotify Technology SA	4.8
Adobe, Inc.	4.8
Visa, Inc. - Class A	4.8
Datadog, Inc. - Class A	4.8
Meta Platforms, Inc. - Class A	4.7

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit https://danaetfs.com/dunk/.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

Dana Concentrated Dividend ETF Tailored Shareholder Report

semi-annual Shareholder Report February 28, 2026 Dana Concentrated Dividend ETF Ticker: DIVE (NYSE Arca, Inc.)

This semi-annual shareholder report contains important information about the Dana Concentrated Dividend ETF (the "Fund") for the period September 15, 2025 to February 28, 2026. You can find additional information about the Fund at https://danaetfs.com/dive/. You can also request this information by contacting us at (866) 991-5811 or by writing the Fund at Dana Concentrated Dividend ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

What were the Fund costs for the period?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment**
Dana Concentrated Dividend ETF	$30	0.65%
*	The Fund commenced operations on September 15, 2025. Expenses for a full reporting period would be higher than figures shown.
**	Cost paid as a percentage of a $10,000 investment is an annualized figure.

Key Fund Statistics

(as of February 28, 2026)

Fund Size (Thousands)	$45,202
Number of Holdings	33
Total Advisory Fee Paid	$122,705
Portfolio Turnover Rate	38%

Sector Breakdown
(% of total net assets)

What did the Fund invest in?

(as of February 28, 2026)

Top Ten Holdings	(% of total net assets)
Philip Morris International, Inc.	11.2
Alphabet, Inc. - Class A	5.5
Restaurant Brands International, Inc.	5.0
IQVIA Holdings, Inc.	4.8
Wells Fargo & Co.	4.3
Dollar General Corp.	4.3
Truist Financial Corp.	3.9
Elevance Health, Inc.	3.3
Genuine Parts Co.	3.3
Ferguson Enterprises, Inc.	3.2

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit https://danaetfs.com/dive/.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

Dana Limited Volatility ETF Tailored Shareholder Report

semi-annual Shareholder Report February 28, 2026 Dana Limited Volatility ETF Ticker: DANA (NYSE Arca, Inc.)

This semi-annual shareholder report contains important information about the Dana Limited Volatility ETF (the "Fund") for the period December 2, 2025 to February 28, 2026. You can find additional information about the Fund at https://danaetfs.com/dana/. You can also request this information by contacting us at (866) 991-5811 or by writing the Fund at Dana Limited Volatility ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

What were the Fund costs for the period?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment**
Dana Limited Volatility ETF	$9	0.35%
*	The Fund commenced operations on December 2, 2025. Expenses for a full reporting period would be higher than figures shown.
**	Cost paid as a percentage of a $10,000 investment is an annualized figure.

Key Fund Statistics

(as of February 28, 2026)

Fund Size (Thousands)	$7,567
Number of Holdings	63
Total Advisory Fee Paid	$2,394
Portfolio Turnover Rate	2%

Sector Breakdown
(% of total net assets)

What did the Fund invest in?

(as of February 28, 2026)

Top Ten Holdings	(% of total net assets)
Ginnie Mae II Pool 4.00%, 02/20/2056	4.6
Fannie Mae Pool 2.93, 11/01/2052	4.0
Ginnie Mae II Pool 5.63%, 01/20/2044	4.0
Freddie Mac Non Gold Pool 6.49%, 11/01/2037	4.0
Small Business Adminstration Pools 4.15% (Prime Rate + (2.60%)), 01/25/2036	3.9
Freddie Mac Non Gold Pool 5.06%, 10/01/2050	3.5
Small Business Adminstration Pools 5.75% (Prime Rate + (1.00%)), 01/25/2036	2.8
Freddie Mac Non Gold Pool 3.70%, 02/01/2053	2.7
United States Treasury Bote/Bond 4.50%, 05/15/2027	2.7
Federal National Mortgage Association 3.88%, 02/27/2029	2.6

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit https://danaetfs.com/dana/.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7 of this Form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

Financial Statements

February 28, 2026 (Unaudited)

Tidal Trust I

Dana Concentrated Dividend ETF	| DIVE | NYSE Arca, Inc.
Dana Limited Volatility ETF	| DANA | NYSE Arca, Inc.
Dana Unconstrained Equity ETF	| DUNK | NYSE Arca, Inc.

DANA ETFs

Dana Concentrated Dividend ETF

Schedule of Investments

February 28, 2026 (Unaudited)

COMMON STOCKS - 99.4%	Shares	Value
Banking - 11.9%
PNC Financial Services Group, Inc.	3,755	$797,374
Truist Financial Corp.	35,788	1,764,706
U.S. Bancorp	16,501	901,945
Wells Fargo & Co.	23,835	1,941,361
		5,405,386

Consumer Discretionary Services - 7.6%
Caesars Entertainment, Inc. (a)	46,668	1,169,034
Restaurant Brands International, Inc.	31,685	2,272,131
		3,441,165

Consumer Staple Products - 15.8%
Ingredion, Inc.	6,079	714,039
Keurig Dr Pepper, Inc.	44,279	1,340,768
Philip Morris International, Inc.	27,168	5,075,798
		7,130,605

Financial Services - 9.8%
Annaly Capital Management, Inc. - REIT	55,882	1,298,698
Capital One Financial Corp.	6,501	1,271,856
Fiserv, Inc.(a)	13,181	821,044
Interactive Brokers Group, Inc. - Class A	14,464	1,029,692
		4,421,290

Health Care - 12.5%
Elevance Health, Inc.	4,639	1,484,480
IQVIA Holdings, Inc.(a)	11,996	2,145,005
Merck & Co., Inc.	8,640	1,069,805
Regeneron Pharmaceuticals, Inc.	1,203	940,349
		5,639,639

Industrial Services - 2.1%
CSX Corp.	22,554	962,830

Materials - 2.2%
PPG Industries, Inc.	7,973	982,832

Media - 7.8%
Alphabet, Inc. - Class A	8,031	2,503,745
Meta Platforms, Inc. - Class A	1,584	1,026,717
		3,530,462

Oil & Gas - 5.1%
Diamondback Energy, Inc.	5,777	1,005,660

The accompanying notes are an integral part of these financial statements.

1

SLB NV	25,027	$1,284,886
		2,290,546

Real Estate - 4.1%
Douglas Emmett, Inc. - REIT	73,380	725,728
Gaming and Leisure Properties, Inc. - REIT	23,052	1,127,473
		1,853,201

Retail & Wholesale - Discretionary - 9.3%
Amazon.com, Inc. (a)	6,177	1,297,170
Ferguson Enterprises, Inc.	5,536	1,443,567
Genuine Parts Co.	12,314	1,468,568
		4,209,305

Retail & Wholesale - Staples - 4.3%
Dollar General Corp.	12,384	1,934,876

Software & Tech Services - 3.8%
Accenture PLC - Class A	3,906	815,260
Adobe, Inc.(a)	3,504	919,485
		1,734,745
Utilities - 3.1%
NextEra Energy, Inc.	15,100	1,415,927

TOTAL COMMON STOCKS (Cost $40,120,473)		44,952,809

SHORT-TERM INVESTMENTS - 0.5%	Shares	Value
Money Market Funds - 0.5%
First American Government Obligations Fund - Class X, 3.60%(b)	207,662	207,662

TOTAL SHORT-TERM INVESTMENTS (Cost $207,662)		207,662

TOTAL INVESTMENTS - 99.9% (Cost $40,328,135)		45,160,471
Other Assets in Excess of Liabilities - 0.1%		41,907
TOTAL NET ASSETS - 100.0%		$45,202,378

Percentages are stated as a percent of net assets.

PLC	Public Limited Company
REIT	Real Estate Investment Trust

(a)	Non-income producing security.

(b)	The rate shown represents the 7-day annualized effective yield as of February 28, 2026.

The accompanying notes are an integral part of these financial statements.

2

Dana Limited Volatility ETF

Schedule of Investments

February 28, 2026 (Unaudited)

ASSET BACKED SECURITIES - 10.5%	Par	Value
Small Business Administration Pools
Pool SBA 509674, 4.20% (Prime Rate + (2.55%)), 05/25/2040	98,763	$98,950
Pool SBA 510131, 4.25% (Prime Rate + (2.50%)), 02/25/2028	24,035	24,030
Pool SBA 510438, 7.83% (Prime Rate + (1.08%)), 09/25/2028	18,476	19,098
Pool SBA 510570, 4.25% (Prime Rate + (2.50%)), 01/25/2027	45,104	45,050
Pool SBA 530995, 4.15% (Prime Rate + (2.60%)), 02/25/2036	97,294	97,188
Pool SBA 531013, 4.15% (Prime Rate + (2.60%)), 01/25/2036	297,958	298,164
Pool SBA 531046, 5.75% (Prime Rate + (1.00%)), 01/25/2036	200,000	208,200

TOTAL ASSET BACKED SECURITIES (Cost $790,555)		790,680

COLLATERALIZED MORTGAGE OBLIGATIONS - 2.4%	Par	Value
Federal Home Loan Mortgage Corp. REMICs
Series 3830, Class FG, 4.21%, 03/15/2041	6,218	6,198
Series 4846, Class PF, 4.61%, 12/15/2048	9,142	8,980
Series 5485, Class BF, 5.27%, 12/25/2054	56,508	57,088
Federal Home Loan Mortgage Corp. Strips
Series 240, Class F21, 0.46%, 07/15/2036	7,024	6,978
Series 246, Class F15, 4.71%, 05/15/2037	34,561	34,446
Federal National Mortgage Association REMICs
Series 03-88, Class BF, 4.61%, 09/25/2036	1,544	1,537
Series 06-118, Class A2, 3.87%, 12/25/2036	14,822	14,563
Series 07-89, Class FB, 4.64%, 09/25/2037	3,535	3,527
Government National Mortgage Association
Series 16-H24, Class RR9, 4.82%, 10/20/2065	12,421	12,445
Series 17-H03, Class FB, 4.87%, 06/20/2066	38,340	38,446

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $180,907)		184,208

MORTGAGE-BACKED SECURITIES - 51.5%	Par	Value
Fannie Mae Pool
Pool FN 462280, 6.37%, 01/01/2036	111,642	112,420
Pool FN 689939, 5.81%, 12/01/2032	50,143	51,351
Pool FN 693017, 0.00%, 05/01/2033	85,928	87,064
Pool FN BM6043, 3.55%, 06/01/2049	97,470	96,908
Pool FN BM6797, 1.53%, 10/01/2051	106,024	107,382
Pool FN BM7903, 5.45%, 11/01/2049	45,938	48,006
Pool FN BM7917, 1.88%, 10/01/2055	123,176	124,843
Pool FN BM7943, 2.93%, 11/01/2052	300,000	305,248
Pool FN CB2213, 1.49%, 11/01/2051	91,705	92,670
Freddie Mac Non Gold Pool
Pool FH 1G2511, 6.86%, 05/01/2036	14,648	15,234
Pool FH 1J1635, 6.46%, 03/01/2037	23,248	24,147
Pool FH 1L0176, 6.33%, 08/01/2035	121,052	124,799
Pool FH 1N0352, 6.76%, 02/01/2037	16,509	16,957
Pool FH 1Q0080, 6.43%, 01/01/2036	19,545	20,273
Pool FH 1Q0142, 6.19%, 08/01/2036	15,461	15,839

The accompanying notes are an integral part of these financial statements.

3

Pool FH 1Q0717, 6.42%, 06/01/2037	13,261	$13,642
Pool FH 781525, 6.42%, 05/01/2034	17,403	17,889
Pool FH 782853, 5.96%, 11/01/2034	28,926	30,202
Pool FH 841239, 4.30%, 03/01/2051	100,322	104,788
Pool FH 841591, 3.84%, 02/01/2053	99,409	100,253
Pool FH 841741, 5.55%, 04/01/2054	69,653	71,364
Pool FH 842086, 5.99%, 12/01/2050	147,904	153,877
Pool FH 842087, 5.06%, 10/01/2050	259,009	267,661
Pool FH 842088, 3.65%, 11/01/2048	197,219	199,355
Pool FH 842100, 3.70%, 02/01/2053	200,000	206,750
Pool FH 847270, 6.52%, 09/01/2032	23,967	24,427
Pool FH 847273, 6.55%, 04/01/2034	37,030	38,167
Pool FH 848609, 6.49%, 11/01/2037	294,069	303,717
Ginnie Mae II Pool
Pool G2 MA1615, 5.63%, 01/20/2044	300,000	304,518
Pool G2 MA7997, 1.50%, 04/20/2052	204,165	194,254
Pool G2 MA7998, 2.00%, 04/20/2052	86,325	83,217
Pool G2 MA8211, 3.00%, 08/20/2052	189,299	187,803
Pool G2 MB0954, 4.00%, 02/20/2056	350,000	351,013

TOTAL MORTGAGE-BACKED SECURITIES (Cost $3,911,812)		3,896,038

U.S. GOVERNMENT AGENCY DEBT - 10.2%	Par	Value
Government Agencies - 10.2%
Federal Farm Credit Banks Funding Corp
3.72%, 12/01/2027	100,000	100,048
4.20%, 11/26/2029	100,000	100,003
3.92%, 11/12/2027(a)	20,000	20,031
3.75%, 01/05/2029	100,000	100,003
Federal Home Loan Banks(a)
5.00%, 06/09/2028	15,000	15,510
4.00%, 12/01/2028	75,000	74,962
3.88%, 10/06/2028	35,000	35,001
Federal National Mortgage Association
3.75%, 01/22/2029	125,000	125,087
3.88%, 02/27/2029	200,000	200,009

TOTAL U.S. GOVERNMENT AGENCY DEBT (Cost $770,331)		770,654

	Principal
U.S. TREASURY SECURITIES - 2.7%	Amount	Value
United States Treasury Note/Bond
4.50%, 05/15/2027	$200,000	202,391

TOTAL U.S. TREASURY SECURITIES (Cost $202,289)		202,391

SHORT-TERM INVESTMENTS - 30.9%	Shares	Value
Money Market Funds - 25.8%
First American Government Obligations Fund - Class X, 3.60%(b)(c)	1,950,032	1,950,032

	Principal
U.S. Treasury Bills - 5.1%	Amount	Value
U.S. Treasury Bill, 8/6/2026, 3.57% (d)	$200,000	196,938

The accompanying notes are an integral part of these financial statements.

4

U.S. Treasury Bill, 1/21/2027, 3.48%(d)	200,000	$193,954
		390,892

TOTAL SHORT-TERM INVESTMENTS (Cost $2,340,854)		2,340,924

TOTAL INVESTMENTS - 108.2% (Cost $8,196,748)		8,184,895
Liabilities in Excess of Other Assets - (8.2)%		(617,826)
TOTAL NET ASSETS - 100.0%		$7,567,069

Percentages are stated as a percent of net assets.

(a)	At maturity security. Interest is paid in full at the maturity date.

(b)	The rate shown represents the 7-day annualized effective yield as of February 28, 2026.

(c)	Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(d)	The rate shown is the annualized effective yield as of February 28, 2026.

The accompanying notes are an integral part of these financial statements.

5

Dana Unconstrained Equity ETF

Schedule of Investments

February 28, 2026 (Unaudited)

COMMON STOCKS - 98.8%	Shares	Value
Financial Services - 7.8%
Mastercard, Inc. - Class A	7,270	$3,760,117
Visa, Inc. - Class A	18,325	5,866,565
		9,626,682

Health Care - 5.1%
Eli Lilly & Co.	5,432	5,714,410
Viking Therapeutics, Inc.(a)	16,434	556,126
		6,270,536

Industrial Products - 0.1%
GE Aerospace	198	67,768

Media - 23.7%
Alphabet, Inc. - Class A	18,416	5,741,372
DoorDash, Inc. - Class A(a)	32,953	5,815,216
Meta Platforms, Inc. - Class A	8,996	5,831,027
Spotify Technology SA(a)	11,508	5,925,930
Uber Technologies, Inc.(a)	77,163	5,819,633
		29,133,178

Oil & Gas - 0.2%
EOG Resources, Inc.	2,115	262,429

Retail & Wholesale - Discretionary - 9.2%
Amazon.com, Inc.(a)	53,916	11,322,360

Software & Tech Services - 39.6%(b)
Adobe, Inc. (a)	22,453	5,891,892
Datadog, Inc. - Class A(a)	52,327	5,858,531
Microsoft Corp.	25,208	9,900,190
ServiceNow, Inc.(a)	109,351	11,811,001
Shopify, Inc. - Class A(a)	48,122	5,809,769
Snowflake, Inc. - Class A(a)	56,465	9,509,271
		48,780,654

Tech Hardware & Semiconductors - 13.1%
Broadcom, Inc.	15,797	5,047,931
NVIDIA Corp.	62,397	11,056,125
		16,104,056

TOTAL COMMON STOCKS (Cost $116,439,612)		121,567,663

The accompanying notes are an integral part of these financial statements.

6

SHORT-TERM INVESTMENTS - 0.3%	Shares	Value
Money Market Funds - 0.3%
First American Government Obligations Fund - Class X, 3.60%(c)	357,652	$357,652

TOTAL SHORT-TERM INVESTMENTS (Cost $357,652)		357,652

TOTAL INVESTMENTS - 99.1% (Cost $116,797,264)		121,925,315
Other Assets in Excess of Liabilities - 0.9%		1,115,502
TOTAL NET ASSETS - 100.0%		$123,040,817

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.

(b)	To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.
(c)	The rate shown represents the 7-day annualized effective yield as of February 28, 2026.

The accompanying notes are an integral part of these financial statements.

7

Statements of Assets and Liabilities

February 28, 2026 (Unaudited)

	Dana		Dana
	Concentrated	Dana Limited	Unconstrained
	Dividend ETF	Volatility ETF	Equity ETF
ASSETS:
Investments, at value (cost $40,328,135, $8,196,748 and $116,797,264) (Note 2)	$45,160,471	$8,184,895	$121,925,315
Dividends receivable	62,294	–	55,298
Dividend tax reclaim receivable	1,713	–	–
Interest receivable	384	32,126	1,093
Cash	43	–	1,802
Receivable for investments sold	–	15,225	1,128,784
Total assets	45,224,905	8,232,246	123,112,292

LIABILITIES:
Payable to adviser (Note 4)	22,527	1,376	71,475
Payable for investments purchased	–	663,801	–
Total liabilities	22,527	665,177	71,475
NET ASSETS	$45,202,378	$7,567,069	$123,040,817

NET ASSETS CONSISTS OF:
Paid-in capital	$30,684,900	$7,575,170	$84,727,566
Total distributable earnings/(accumulated losses)	14,517,478	(8,101)	38,313,251
Total Net Assets	$45,202,378	$7,567,069	$123,040,817

Net assets	$45,202,378	$7,567,069	$123,040,817
Shares issued and outstanding(a)	1,753,418	300,000	5,761,000
Net asset value per share	$25.78	$25.22	$21.36

(a) Unlimited shares authorized without par value.

The accompanying notes are an integral part of these financial statements.

8

Statements of Operations

For the Period Ended February 28, 2026 (Unaudited)

	Dana Concentrated Dividend ETF(a)	Dana Limited Volatility ETF(b)	Dana Unconstrained Equity ETF(a)
INVESTMENT INCOME:
Dividend income	$471,607	$–	$228,941
Less: Dividend withholding taxes	(4,000)	–	(300)
Interest income	5,093	28,204	14,016
Other income	–	59	–
Total investment income	472,700	28,263	242,657

EXPENSES:
Investment advisory fee (Note 4)	122,705	2,394	444,120
Total expenses	122,705	2,394	444,120
NET INVESTMENT INCOME (LOSS)	349,995	25,869	(201,463)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	(783,198)	–	(6,480,775)
In-kind redemptions	10,406,845	–	39,867,438
Net realized gain (loss)	9,623,647	–	33,386,663
Net change in unrealized appreciation (depreciation) on:
Investments	(8,293,687)	(11,853)	(53,756,538)
Net change in unrealized appreciation (depreciation)	(8,263,687)	(11,853)	(53,756,538)
Net realized and unrealized gain (loss)	1,329,960	(11,853)	(20,369,875)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,679,955	$14,016	$(20,571,338)

(a)	Inception date of the Fund was September 15, 2025. (See Note 1 in Notes to Financial Statements.)

(b)	Inception date of the Fund was December 2, 2025.

The accompanying notes are an integral part of these financial statements.

9

Statements of Changes in Net Assets

	Dana Concentrated Dividend ETF	Dana Limited Volatility ETF	Dana Unconstrained Equity ETF
	Period Ended February 28, 2026(a) (Unaudited)	Period Ended February 28, 2026(b) (Unaudited)	Period Ended February 28, 2026(a) (Unaudited)
OPERATIONS:
Net investment income (loss)	$349,995	$25,869	$(201,463)
Net realized gain (loss)	9,623,647	–	33,386,663
Net change in unrealized appreciation (depreciation)	(8,293,687)	(11,853)	(53,756,538)
Net increase (decrease) in net assets resulting from operations	1,679,955	14,016	(20,571,338)

DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(288,500)	(22,117)	–
Total distributions to shareholders	(288,500)	(22,117)	–

CAPITAL TRANSACTIONS:
Subscriptions (Note 1)	60,966,042	7,575,170	216,008,607
Redemptions	(17,155,119)	–	(72,396,452)
Net increase (decrease) in net assets from capital transactions	43,810,923	7,575,170	143,612,155

NET INCREASE (DECREASE) IN NET ASSETS	45,202,378	7,567,069	123,040,817

NET ASSETS:
Beginning of the period	–	–	–
End of the period	$45,202,378	$7,567,069	$123,040,817

SHARES TRANSACTIONS
Subscriptions	2,433,418	300,000	8,641,000
Redemptions	(680,000)	–	(2,880,000)
Total increase (decrease) in shares outstanding	1,753,418	300,000	5,761,000

(a)	Inception date of the Fund was September 15, 2025. (See Note 1 in Notes to Financial Statements.)

(b)	Inception date of the Fund was December 2, 2025.

The accompanying notes are an integral part of these financial statements.

10

Financial Highlights

For a share outstanding throughout the period presented

Dana Concentrated
Dividend ETF
Period Ended February
28, 2026(a) (Unaudited)
PER SHARE DATA:

Net asset value, beginning of period	$25.02

INVESTMENTS OPERATIONS:
Net investment income (loss)(b)	0.21
Net realized and unrealized gain (loss)(c)	0.69
Total from investment operations	0.90

LESS DISTRIBUTIONS FROM:
Net investment income	(0.17)
Total distributions	(0.17)

Net asset value, end of period	$25.78
TOTAL RETURN(d)	3.71%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$45,202
Ratio of expenses to average net assets(e)	0.65%
Ratio of net investment income to average net assets(e)	1.85%
Portfolio turnover rate(d)(f)	38%

(a)	Inception date of the Fund was September 15, 2025.

(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.

(c)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.

(e)	Annualized for periods less than one year.

(f)	Portfolio turnover rate excludes in-kind transactions, if any.

The accompanying notes are an integral part of these financial statements.

11

Financial Highlights

For a share outstanding throughout the period presented

Dana Limited Volatility ETF
Period Ended February 28, 2026(a) (Unaudited)
PER SHARE DATA:

Net asset value, beginning of period	$25.00

INVESTMENTS OPERATIONS:
Net investment income (loss)(b)	0.23
Net realized and unrealized gain (loss)(c)	0.17
Total from investment operations	0.40

LESS DISTRIBUTIONS FROM:
Net investment income	(0.18)
Total distributions	(0.18)

Net asset value, end of period	$25.22
TOTAL RETURN(d)	1.69%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$7,567
Ratio of expenses to average net assets(e)	0.35%
Ratio of net investment income to average net assets(e)	3.78%
Portfolio turnover rate(d)(f)	2%

(a)	Inception date of the Fund was December 2, 2025.

(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.

(c)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.

(e)	Annualized for periods less than one year.

(f)	Portfolio turnover rate excludes in-kind transactions, if any.

The accompanying notes are an integral part of these financial statements.

12

Financial Highlights

For a share outstanding throughout the period presented

Dana Unconstrained
Equity ETF
Period Ended
February 28, 2026(a)
(Unaudited)
PER SHARE DATA:

Net asset value, beginning of period	$25.05

INVESTMENTS OPERATIONS:
Net investment income (loss)(b)	(0.04)
Net realized and unrealized gain (loss)(c)	(3.62)
Total from investment operations	(3.66)

Net asset value, end of period	$21.36
TOTAL RETURN(d)	(14.73)%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$123,041
Ratio of expenses to average net assets(e)	0.75%
Ratio of net investment income to average net assets(e)	(0.34)%
Portfolio turnover rate(d)(f)	64%

(a)	Inception date of the Fund was September 15, 2025.

(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.

(c)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.

(e)	Annualized for periods less than one year.

(f)	Portfolio turnover rate excludes in-kind transactions, if any.

The accompanying notes are an integral part of these financial statements.

13

Notes to Financial Statements

February 28, 2026 (Unaudited)

NOTE 1 - ORGANIZATION

The Dana Concentrated Dividend ETF, the Dana Limited Volatility ETF, and the Dana Unconstrained Equity ETF are each a series of shares (each a “Fund”, and collectively, the “Funds”) of beneficial interest of Tidal Trust I (the “Trust”). The Dana Concentrated Dividend ETF and the Dana Unconstrained Equity ETF are each a non-diversified series and the Dana Limited Volatility ETF is a diversified series of the Trust. The Trust was organized as a Delaware statutory trust on June 4, 2018, and is registered with the Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The offering of each Fund’s shares (“Shares”) is registered under the Securities Act of 1933, as amended. The Trust is governed by the Board of Trustees (the “Board”). Tidal Investments LLC (“Tidal Investments” or the “Adviser”), a Tidal Financial Group company, serves as investment adviser to the Funds, and Dana Investment Advisors, Inc. (the “Sub Adviser”) serves as investment sub-adviser to the Funds. Each Fund is an investment company and, accordingly, follows the investment company accounting and financial reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services—Investment Companies. The Dana Concentrated Dividend ETF and Dana Unconstrained Equity ETF commenced operations on September 15, 2025, and the Dana Limited Volatility ETF commenced operations on December 2, 2025.

In connection with their commencement of operations, the Dana Concentrated Dividend ETF and the Dana Unconstrained Equity ETF each received securities (the “Contributed Assets”) from one or more separately managed accounts (the “Predecessor Accounts”) managed by the Sub-Adviser in exchange for shares of each respective Fund. These transactions qualified as tax-deferred contributions under Section 351 of the Internal Revenue Code. The Contributed Assets were recorded by each Fund at their fair value as of the respective dates of contribution. For federal income tax and financial reporting purposes, the Funds assumed the cost basis and holding periods of the contributed securities. The contributions did not result in the recognition of gain or loss by the Funds.

The following table summarizes the contribution of assets from the Predecessor Accounts into the Dana Concentrated Dividend ETF and the Dana Unconstrained Equity ETF at inception:

Funds	Shares Issued to Predecessor Accounts	Predecessor Accounts Cost	Predecessor Accounts Market Value	Unrealized Appreciation (Depreciation) of Predecessor Accounts
Dana Concentrated Dividend ETF	1,313,418	$19,735,309	$32,861,332	$13,126,023
Dana Unconstrained Equity ETF	4,721,000	59,359,465	118,244,054	58,884,589

The Dana Concentrated Dividend ETF seeks long-term capital appreciation and income. The Dana Limited Volatility ETF seeks to preserve capital and provide current income. The Dana Unconstrained Equity ETF seeks long-term growth of capital.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

14

Notes to Financial Statements

February 28, 2026 (Unaudited)

Security Valuation - Equity securities, which may include Real Estate Investment Trusts (“REITs”), Business Development Companies (“BDCs”), and Master Limited Partnerships (“MLPs”), listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on the Nasdaq Stock Market, LLC (the “NASDAQ”)), including securities traded over-the-counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 p.m. EST if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price or mean between the most recent quoted bid and ask prices for long and short positions. For a security that trades on multiple exchanges, the primary exchange will generally be considered the exchange on which the security is generally most actively traded. For securities traded on the NASDAQ, the NASDAQ Official Closing Price will be used. Prices of securities traded on the securities exchange will be obtained from recognized independent pricing agents each day that the Funds are open for business.

Debt securities are valued by using an evaluated mean of the bid and ask prices provided by independent pricing agents. The independent pricing agents may employ methodologies that utilize actual market transactions (if the security is actively traded), broker-dealer supplied valuations, or other methodologies designed to identify the market value for such securities. In arriving at valuations, such methodologies generally consider factors such as security prices, yields, maturities, call features, ratings and developments relating to specific securities.

Investments in money market mutual funds are valued at each underlying fund’s published net asset value (“NAV”) per share as of the valuation time. Each underlying money market fund calculates NAV using the amortized cost method (which approximates fair value) as permitted by Rule 2a-7 under the 1940 Act.

Under Rule 2a-5 of the 1940 Act, a fair value will be determined for securities for which quotations are not readily available by the Valuation Designee (as defined in Rule 2a-5) in accordance with the Pricing and Valuation Policy and Fair Value Procedures, as applicable, of the Adviser, subject to oversight by the Board. When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the Adviser’s Pricing and Valuation Policy and Fair Value Procedures, as applicable. Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value. Different funds could reasonably arrive at different values for the same security. The use of fair value pricing by a Fund may cause the NAV of its shares to differ significantly from the NAV that would be calculated without regard to such considerations.

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

15

Notes to Financial Statements

February 28, 2026 (Unaudited)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value each Fund’s investments as of February 28, 2026:

Dana Concentrated Dividend ETF
	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$44,952,809	$–	$–	$44,952,809
Money Market Funds	207,662	–	–	207,662
Total Investments	$45,160,471	$–	$–	$45,160,471

Dana Limited Volatility ETF

	Level 1	Level 2	Level 3	Total
Investments:
Asset Backed Securities	$–	$790,680	$–	$790,680
Collateralized Mortgage Obligations	–	184,208	–	184,208
Mortgage-Backed Securities	–	3,896,038	–	3,896,038
U.S. Treasury Bills	–	390,892	–	390,892
U.S. Government Agency Debt	–	770,654	–	770,654
U.S. Treasury Securities	–	202,391	–	202,391
Money Market Funds	1,950,032	–	–	1,950,032
Total Investments	$1,950,032	$6,234,863	$–	$8,184,895

Dana Unconstrained Equity ETF

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$121,567,663	$–	$–	$121,567,663
Money Market Funds	357,652	–	–	357,652
Total Investments	$121,925,315	$–	$–	$121,925,315

Refer to the Schedules of Investments for further disaggregation of investment categories.

Federal Income Taxes - Each Fund has elected to be taxed as a regulated investment company (“RIC”) and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to RICs. Therefore, no provision for federal income taxes or excise taxes has been made.

16

Notes to Financial Statements

February 28, 2026 (Unaudited)

In order to avoid imposition of the excise tax applicable to RICs, the Funds intend to declare as dividends in each calendar year, at least 98% of their net investment income (earned during the calendar year) and at least 98.2% of their net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years. As a RIC, each Fund is subject to a 4% excise tax that is imposed if a Fund does not distribute by the end of any calendar year at least the sum of (i) 98% of its ordinary income (not taking into account any capital gain or loss) for the calendar year and (ii) 98.2% of its capital gain in excess of its capital loss (adjusted for certain ordinary losses) for a one-year period generally ending on October 31 of the calendar year (unless an election is made to use the Funds’ fiscal year). The Funds generally intend to distribute income and capital gains in the manner necessary to minimize (but not necessarily eliminate) the imposition of such excise tax. The Funds may retain income or capital gains and pay excise tax when it is determined that doing so is in the best interest of shareholders. Management evaluates the costs of the excise tax relative to the benefits of retaining income and capital gains, including that such undistributed amounts (net of the excise tax paid) remain available for investment by the Funds and are available to supplement future distributions. Tax expense is disclosed in the Statements of Operations, if applicable.

As of February 28, 2026, the Funds did not have any tax positions that did not meet the threshold of being sustained by the applicable tax authority. Generally, tax authorities can examine all the tax returns filed for the last three years. The Funds identify their major tax jurisdiction as U.S. Federal and the Commonwealth of Delaware; however, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statements of Operations.

Securities Transactions and Investment Income - Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method. Dividend income is recorded on the ex-dividend date. Dividends received from REITs generally are comprised of ordinary income, capital gains, and may include return of capital. Interest income is recorded on an accrual basis. Other non-cash dividends are recognized as investment income at the fair value of the property received. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Foreign Currency - Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

The Funds report net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at period end, resulting from changes in exchange rates.

17

Notes to Financial Statements

February 28, 2026 (Unaudited)

Distributions to Shareholders - Distributions to shareholders from net investment income, if any, are declared and paid at least quarterly for the Dana Concentrated Dividend ETF, at least monthly for the Dana Limited Volatility ETF, and at least annually for the Dana Unconstrained Equity ETF. Distributions to shareholders from net realized gains on securities, if any, for the Funds normally are declared and paid at least annually. Distributions are recorded on the ex-dividend date.

Use of Estimates - The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Share Valuation - The NAV per Share of each Fund is calculated by dividing the sum of the value of the securities held by a Fund, plus cash or other assets, minus all liabilities by the total number of Shares outstanding for each Fund, rounded to the nearest cent. Fund Shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading.

Guarantees and Indemnifications - In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

Illiquid Securities - Pursuant to Rule 22e-4 under the 1940 Act, the Funds have adopted a Board-approved Liquidity Risk Management Program (the “Program”) that requires, among other things, that each Fund limit its illiquid investments that are assets to no more than 15% of the value of the Fund’s net assets. An illiquid investment is any security that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If a Fund should be in a position where the value of illiquid investments held by a Fund exceeds 15% of the Fund’s net assets, the Fund will take such steps as set forth in the Program.

NOTE 3 - PRINCIPAL INVESTMENT RISKS

Cash and Cash Equivalents Risk (Dana Limited Volatility ETF Only). Holding cash or cash equivalents rather than securities or other instruments in which the Fund primarily invests, even strategically, may cause the Fund to risk losing opportunities to participate in market appreciation, and may cause the Fund to experience potentially lower returns than the Fund’s benchmark or other funds that remain fully invested. In rising markets, holding cash or cash equivalents will negatively affect the Fund’s performance relative to its benchmark.

Credit Risk (Dana Limited Volatility ETF Only). Bonds are subject to credit risk. Credit risk refers to the possibility that the issuer or guarantor of a security will be unable and/or unwilling to make timely interest payments and/or repay the principal on its debt or to otherwise honor its obligations and/or default completely. Bonds are subject to varying degrees of credit risk, depending on the issuer’s financial condition and on the terms of the securities, which may be reflected in credit ratings. There is a possibility that the credit rating of a bond may be downgraded after purchase or the perception of an issuer’s credit worthiness may decline, which may adversely affect the value of the security.

18

Notes to Financial Statements

February 28, 2026 (Unaudited)

Depositary Receipt Risk (Dana Concentrated Dividend ETF and Dana Unconstrained Equity ETF Only). Depositary receipts involve risks similar to those associated with investments in foreign securities and certain additional risks. Depositary receipts listed on U.S. exchanges (i.e., ADRs) are issued by banks or trust companies and entitle the holder to all dividends and capital gains that are paid out on the underlying foreign shares (“Underlying Shares”). When a Fund invests in depositary receipts as a substitute for an investment directly in the Underlying Shares, such Fund is exposed to the risk that the depositary receipts may not provide a return that corresponds precisely with that of the Underlying Shares.

Emerging Markets Risk (Dana Unconstrained Equity ETF Only). The Fund may invest in securities issued by companies domiciled or headquartered in emerging market nations. Investments in securities traded in developing or emerging markets, or that provide exposure to such securities or markets, can involve additional risks relating to political, economic, currency, or regulatory conditions not associated with investments in U.S. securities and investments in more developed international markets. Such conditions may impact the ability of the Fund to buy, sell or otherwise transfer securities, adversely affect the trading market and price for Fund Shares and cause the Fund to decline in value.

Equity Market Risk (Dana Concentrated Dividend ETF and Dana Unconstrained Equity ETF Only). Common stocks are generally exposed to greater risk than other types of securities, such as preferred stock and debt obligations, because common stockholders generally have inferior rights to receive payment from specific issuers. The equity securities held in each Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific issuers, industries or sectors in which the Funds invest. Common stocks are generally exposed to greater risk than other types of securities, such as preferred stock and debt obligations, because common stockholders generally have inferior rights to receive payment from issuers.

ETF Risks.

•	Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. Each Fund has a limited number of financial institutions that are authorized to purchase and redeem Shares directly from such Fund (known as “Authorized Participants” or “APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur with respect to a Fund, its Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services; or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

•	Cash Redemption Risk (Dana Limited Volatility ETF Only). The Fund’s investment strategy may require it to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. For example, the Fund may not be able to redeem in-kind certain securities held by the Fund (e.g., fixed income securities that cannot be broken up beyond certain minimum sizes needed for transfer and settlement). In such a case, the Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may have less cash efficiency and pay out higher annual capital gain distributions to shareholders than if the in-kind redemption process was used.

•	Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid-ask spreads, frequent trading of Shares may significantly reduce

19

Notes to Financial Statements

February 28, 2026 (Unaudited)

investment results, and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

•	Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate a Fund’s NAV, there may be times when the market price of Shares is more than a Fund’s NAV intra-day (premium) or less than a Fund’s NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant. Because securities held by a Fund may trade on foreign exchanges that are closed when such Fund’s primary listing exchange is open, such Fund is likely to experience premiums and discounts greater than those of ETFs holding only domestic securities.

•	Trading. Although Shares are listed on a national securities exchange, such as NYSE Arca, Inc. (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that an active trading market for the Shares will develop or be maintained or that the Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of a Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares. Shares trade on the Exchange at market price that may be below, at or above a Fund’s NAV. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange “circuit breaker” rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of a Fund will continue to be met or will remain unchanged. As a result, a Fund could be adversely affected and be unable to implement its investment strategies in the event of an unscheduled closing.

Fixed Income Risk (Dana Limited Volatility ETF Only). The prices of fixed income securities respond to economic developments, particularly interest rate changes, as well as to changes in an issuer’s credit rating or market perceptions about the creditworthiness of an issuer. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Changes in government intervention may have adverse effects on investments, volatility, and illiquidity in debt markets. These changes could cause the Fund’s net asset value to fluctuate or make it more difficult for the Fund to accurately value its securities. How specific fixed income securities may react to changes in interest rates will depend on the specific characteristics of each security. Additionally, the Fund may invest in fixed income securities that are subject to prepayment risk. If these securities are prepaid, the Fund may have to replace them with lower-yielding securities.

Focused Portfolio Risk (Dana Concentrated Dividend ETF and Dana Unconstrained Equity ETF Only). Each Fund will hold a relatively focused portfolio that may contain exposure to the securities of fewer issuers than the portfolios of other ETFs. Holding a relatively concentrated portfolio may increase the risk that the value of a Fund could go down because of the poor performance of one or a few investments.

Foreign Securities Risk (Dana Concentrated Dividend ETF and Dana Unconstrained Equity ETF Only). Foreign securities held by a Fund involve certain risks not involved in domestic investments and may experience more rapid and extreme changes in value than investments in securities of U.S. companies. Financial markets in foreign countries often are not as developed, efficient or liquid as financial markets in the United States, and therefore, the prices of non-U.S. securities can be more volatile. In addition, a Fund will be subject to risks associated with adverse political and economic developments in foreign countries, which may include the imposition

20

Notes to Financial Statements

February 28, 2026 (Unaudited)

of tariffs or economic sanctions. Generally, there is less readily available and reliable information about non-U.S. issuers due to less rigorous disclosure or accounting standards and regulatory practices.

High Portfolio Turnover Risk (Dana Unconstrained Equity ETF Only). The Fund may actively and frequently trade all or a significant portion of the securities in its portfolio. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. Frequent trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

Inflation Risk (Dana Limited Volatility ETF Only). Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of the Fund’s assets and distributions, if any, may decline.

Interest Rate Risk (Dana Limited Volatility ETF Only). Generally, the value of fixed income securities will change inversely with changes in interest rates. As interest rates rise, the market value of fixed income securities tends to decrease. Conversely, as interest rates fall, the market value of fixed income securities tends to increase. This risk will be greater for long-term securities than for short-term securities. In addition, the interest rates payable on floating rate securities are not fixed and may fluctuate based upon changes in market rates. The interest rate on a floating rate security is a variable rate which is tied to another interest rate.

Low Volatility Investing Risks (Dana Limited Volatility ETF Only). The Fund invests in bonds selected for their historically low volatility, but there is no guarantee these securities will maintain stable performance or meet return objectives. Low volatility bonds may underperform in certain market environments and are still subject to risks such as interest rate changes, credit events, and liquidity pressures. Additionally, investor demand for stability can inflate prices of low-volatility securities, increasing the potential for losses if market sentiment shifts.

Management Risk. Each Fund is actively managed and may not meet its investment objective based on the Sub-Adviser’s success or failure to implement investment strategies for such Fund.

Market Risk. The trading prices of securities and other instruments fluctuate in response to a variety of factors. Turbulence in financial markets and reduced liquidity in equity, credit and fixed-income markets may negatively affect many issuers worldwide, which could have an adverse effect on a Fund. A Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.

Market Capitalization Risk (Dana Concentrated Dividend ETF and Dana Unconstrained Equity ETF Only).

•	Large-Capitalization Investing (Dana Concentrated Dividend ETF and Dana Unconstrained Equity ETF Only). The securities of large-capitalization companies may be relatively mature compared to those of smaller companies and therefore subject to slower growth during times of economic expansion. Large-capitalization companies may also be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes.

•	Mid-Capitalization Investing (Dana Concentrated Dividend ETF and Dana Unconstrained Equity ETF Only). The securities of mid-capitalization companies may be more vulnerable to adverse issuer, market, political or economic developments than securities of large-capitalization companies. The securities of mid-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large-capitalization stocks or the stock market as a whole.

21

Notes to Financial Statements

February 28, 2026 (Unaudited)

•	Small-Capitalization Investing (Dana Concentrated Dividend ETF and Dana Unconstrained Equity ETF Only). The securities of small-capitalization companies may be more vulnerable to adverse issuer, market, political or economic developments than securities of large- or mid-capitalization companies. The securities of small-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large- or mid-capitalization stocks or the stock market as a whole. There is typically less publicly available information concerning smaller-capitalization companies than for larger, more established companies.

Models and Data Risk (Dana Unconstrained Equity ETF Only). The Sub-Adviser’s evaluation of potential Fund portfolio holdings is heavily dependent on proprietary quantitative models as well as information and data supplied by third parties (Models and Data). When Models and Data prove to be incorrect or incomplete, any decisions made in reliance thereon may lead to the inclusion or exclusion of securities from the Fund’s portfolio that would have been excluded or included had the Models and Data been correct and complete. Additionally, technology risk arises from the use of computer models and algorithms; any technical failures, coding errors, or cybersecurity breaches could disrupt the Fund’s trading activities, potentially leading to significant financial losses and compromised data integrity.

New Fund Risk. Each Fund is a recently organized management investment company with a limited operating history. As a result, prospective investors have a limited track record or history on which to base their investment decisions. There can be no assurance that a Fund will grow to or maintain an economically viable size.

Non-Diversification Risk (Dana Concentrated Dividend ETF and Dana Unconstrained Equity ETF Only). Because each Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, a decline in the value of an investment in a single issuer or a smaller number of issuers could cause a Fund’s overall value to decline to a greater degree than if such Fund held a more diversified portfolio.

Tax Risk. Each Fund intends to elect and to qualify each year to be treated as a RIC under Subchapter M of the Code. As a RIC, a Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to Shareholders, provided that it satisfies certain requirements of the Code. If a Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, such Fund’s taxable income will be subject to tax at the fund level and to a further tax at the shareholder level when such income is distributed.

U.S. Government and U.S. Agency Obligations Risk (Dana Limited Volatility ETF Only). The Fund may invest in securities issued by the U.S. government or its agencies or instrumentalities. U.S. Government obligations include securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, such as the U.S. Treasury. Payment of principal and interest on U.S. Government obligations may be backed by the full faith and credit of the United States or may be backed solely by the issuing or guaranteeing agency or instrumentality itself. In the latter case, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so.

Variable and Floating Rate Bonds Risk (Dana Limited Volatility ETF Only). Variable and floating rate bonds are subject to credit risk, market risk and interest rate risk. In addition, the absence of an active market for these securities could make it difficult for the Fund to dispose of them if the issuer defaults. The settlement period for such bonds can be longer than seven days.

22

Notes to Financial Statements

February 28, 2026 (Unaudited)

NOTE 4 - COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

The Adviser serves as investment adviser to the Funds pursuant to an investment advisory agreement between the Adviser and the Trust, on behalf of the Funds (the “Advisory Agreement”), and, pursuant to the Advisory Agreement, provides investment advice to the Funds and oversees the day-to-day operations of the Funds, subject to the direction and oversight of the Board. The Adviser is also responsible for trading portfolio securities for the Funds, including selecting broker-dealers to execute purchase and sale transactions, subject to the supervision of the Board.

Pursuant to the Advisory Agreement, each Fund pays the Adviser a unitary management fee (the “Investment Advisory Fee”) based on the average daily net assets of each Fund as follows:

Fund	Investment Advisory Fee
Dana Concentrated Dividend ETF	0.65%
Dana Limited Volatility ETF	0.35%
Dana Unconstrained Equity ETF	0.75%

Out of the Investment Advisory Fees, the Adviser is obligated to pay, or arrange for the payment of, substantially all expenses of the Funds, including the cost of transfer agency, custody, fund administration, and all other related services necessary for the Funds to operate, as well as the sub-advisory fees. Under the Advisory Agreement, the Adviser has agreed to pay all expenses incurred by the Funds except for interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution fees and expenses paid by the Funds under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act (“Excluded Expenses”). The Investment Advisory Fees incurred are paid monthly to the Adviser. Investment Advisory Fees for the period ended February 28, 2026 are disclosed in the Statements of Operations.

The Sub-Adviser serves as investment sub-adviser to the Funds, pursuant to a sub-advisory agreement between the Adviser and the Sub-Adviser with respect to the Funds (the “Sub-Advisory Agreement”). Pursuant to the Sub-Advisory Agreement, the Sub-Adviser is responsible for the day-to-day management of each Fund’s portfolio, including determining the securities purchased and sold by the Funds, subject to the supervision of the Adviser and the Board. The Sub-Adviser is paid a fee by the Adviser, which is calculated daily and paid monthly, at an annual rate of 0.04% of each Fund’s average daily net assets (the “Sub-Advisory Fee”). The Sub-Adviser has agreed to assume all or a portion of the Adviser’s obligation to pay all expenses incurred by the Funds, except for Excluded Expenses. For assuming the payment obligation for a portion of each Fund’s expenses, the Adviser has agreed to pay to the Sub-Adviser the profits, if any, generated by the Funds’ Investment Advisory Fees, less a contractual fee retained by the Adviser. Expenses incurred by the Funds and paid by the Sub-Adviser include fees charged by Tidal (defined below), which is an affiliate of the Adviser.

Tidal ETF Services LLC (“Tidal”), a Tidal Financial Group company and an affiliate of the Adviser, serves as the Funds’ administrator and, in that capacity, performs various administrative and management services for the Funds. Tidal coordinates the payment of Fund-related expenses and manages the Trust’s relationships with its various service providers. As compensation for the services it provides, Tidal receives a fee based on each Fund’s average daily net assets, subject to a minimum annual fee. Tidal also is entitled to certain out-of-pocket expenses for the services mentioned above.

23

Notes to Financial Statements

February 28, 2026 (Unaudited)

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), serves as the Funds’ fund accountant and transfer agent. In those capacities, Fund Services performs various accounting and transfer agency services for the Funds. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Funds’ custodian.

Foreside Fund Services, LLC (the “Distributor”) acts as the Funds’ principal underwriter in a continuous public offering of each Fund’s Shares.

Certain officers and a trustee of the Trust are affiliated with the Adviser. Neither the affiliated trustee nor the Trust’s officers receive compensation from the Funds.

NOTE 5 - SEGMENT REPORTING

In accordance with the FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”), each Fund has evaluated their business activities and determined that they each operate as a single reportable segment.

Each Fund’s investment activities are managed by the Principal Financial Officer, which serves as the Chief Operating Decision Maker (“CODM”). The Principal Financial Officer is responsible for assessing each Fund’s financial performance and allocating resources. In making these assessments, the Principal Financial Officer evaluates each Fund’s financial results on an aggregated basis, rather than by separate segments. As such, the Funds do not allocate operating expenses or assets to multiple segments, and accordingly, no additional segment disclosures are required. There were no intra-entity sales or transfers during the reporting period.

The Funds primarily generate income through dividends, interest, and realized/unrealized gains on their investment portfolios. Expenses incurred, including management fees, Fund operating expenses, and transaction costs, are considered general Fund-level expenses and are not allocated to specific segments or business lines.

Management has determined that the Funds do not meet the criteria for disaggregated segment reporting under ASU 2023-07 and will continue to evaluate its reporting requirements in accordance with applicable accounting standards.

NOTE 6 - PURCHASES AND SALES OF SECURITIES

For the period ended February 28, 2026, the cost of purchases and proceeds from the sales or maturities of securities, excluding short-term investments, U.S. government securities, and in-kind transactions were:

Fund	Purchases	Sales
Dana Concentrated Dividend ETF	$ 18,383,930	$ 15,868,925
Dana Limited Volatility ETF	4,947,980	63,937
Dana Unconstrained Equity ETF	90,537,386	83,511,616

For the period ended February 28, 2026, the purchases and sales of long-term U.S. government securities were as follows:

Fund	Purchases	Sales
Dana Concentrated Dividend ETF	$ -	$ -
Dana Limited Volatility ETF	972,762	-
Dana Unconstrained Equity ETF	-	-

24

Notes to Financial Statements

February 28, 2026 (Unaudited)

For the period ended February 28, 2026, in-kind transactions associated with creations and redemptions for the Funds were:

Fund	Purchases	Sales
Dana Concentrated Dividend ETF	$ 26,735,708	$ 18,489,186
Dana Limited Volatility ETF	-	-
Dana Unconstrained Equity ETF	90,106,477	73,438,764

NOTE 7 - INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The Funds are subject to examination by U.S. taxing authorities for the tax periods since the commencement of operations. The amount and character of tax basis distributions and composition of net assets, including undistributed (accumulated) net investment income (loss), are finalized at the fiscal year end; accordingly, tax basis balances have not been determined for the period ended February 28, 2026. Differences between the tax cost of investments and the cost noted in the Schedules of Investments will be determined at fiscal year end. During the period ended February 28, 2026 (estimated), the tax character of distributions were as follows:

Distributions paid from:	February 28, 2026
Dana Concentrated Dividend ETF
Ordinary Income	$ 288,500
Dana Limited Volatility ETF
Ordinary Income	$ 22,117

NOTE 8 - SHARES TRANSACTIONS

Shares of the Funds are listed and traded on the Exchange. Market prices for the Shares may be different from their NAV. The Funds issue and redeem shares on a continuous basis at NAV, generally in large blocks of Shares, called Creation Units. Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, Shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, Shares are not redeemable securities of the Funds. Creation Units may only be purchased or redeemed by Authorized Participants. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the Shares directly from the Funds. Rather, most retail investors may purchase Shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

Each Fund currently offers one class of Shares, which have no front-end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The standard fixed transaction fee is $300, payable to the Custodian. The fixed

25

Notes to Financial Statements

February 28, 2026 (Unaudited)

transaction fee may be waived on certain orders if the Funds’ Custodian has determined to waive some or all of the costs associated with the order or another party, such as the Adviser, has agreed to pay such fee. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units and Redemption Units of up to a maximum of 2% of the value of the Creation Units and Redemption Units subject to the transaction. Variable fees are imposed to compensate the Funds for transaction costs associated with the cash transactions. Variable fees received by the Funds, if any, are disclosed in the capital shares transactions section of the Statements of Changes in Net Assets. Each Fund may issue an unlimited number of Shares of beneficial interest, with no par value. All Shares of the Funds have equal rights and privileges.

NOTE 9 - RECENT MARKET EVENTS

U.S. and international markets have experienced and may continue to experience significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including uncertainty regarding inflation and central banks’ interest rate changes, the possibility of a national or global recession, trade tensions and tariffs, political events, armed conflict, war, and geopolitical conflict. These developments, as well as other events, could result in further market volatility and negatively affect financial asset prices, the liquidity of certain securities and the normal operations of securities exchanges and other markets, despite government efforts to address market disruptions. As a result, the risk environment remains elevated.

NOTE 10 - SUBSEQUENT EVENTS

In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. Management has determined that there are no subsequent events that would need to be recognized or disclosed in the Funds’ financial statements.

26

(b)	Financial Highlights are included within the financial statements filed under Item 7(a) of this Form.”

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There have been no changes in or disagreements with the Fund’s accountants.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by the report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

See Item 7(a). Under the Investment Advisory Agreement, in exchange for a single unitary management fee from the Fund, the Adviser has agreed to pay all expenses incurred by the Fund, including Trustee compensation, except for certain excluded expenses.

Item 11. Statement Regarding Basis for Approval of Investment Advisory and Sub-Advisory Contracts.

The Board of Trustees (the “Board” or the “Trustees”) of Tidal Trust I (the “Trust”) met at a meeting held on July 31, 2025 to consider the initial approval of the Investment Advisory Agreement (the “Advisory Agreement”) between the Trust, on behalf of each of the Dana Concentrated Dividend ETF (the “DIVE ETF”), Dana Limited Volatility ETF (the “DANA ETF”), and Dana Unconstrained Equity ETF (the “DUNK ETF”) (each, a “Fund,” and together, the “Funds”), each a proposed series of the Trust, and Tidal Investments LLC, the Funds’ proposed investment adviser (the “Adviser”). Prior to this meeting, the Board requested and received materials to assist them in considering the approval of the Advisory Agreement. The materials provided contained information with respect to the factors enumerated below, including a copy of the Advisory Agreement, a memorandum prepared by outside legal counsel to the Trust and Independent Trustees discussing in detail the Trustees’ fiduciary obligations and the factors they should assess in considering the approval of the Advisory Agreement, due diligence materials relating to the Adviser (including the due diligence response completed by the Adviser with respect to a specific request letter from outside legal counsel to the Trust and Independent Trustees, the Adviser’s Form ADV, select ownership, organizational, financial and insurance information for the Adviser, biographical information of the Adviser’s key management and compliance personnel, detailed comparative information regarding the proposed unitary advisory fee for each Fund, and information regarding the Adviser’s compliance program) and other pertinent information. Based on their evaluation of the information provided, the Trustees, by a unanimous vote (including a separate vote of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”)), approved the Advisory Agreement for an initial two-year term.

Discussion of Factors Considered

In considering the approval of the Advisory Agreement and reaching their conclusions, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors enumerated below.

1.	Nature, Extent and Quality of Services to be Provided. The Board considered the nature, extent and quality of the Adviser’s overall services to be provided to the Funds, as well as its specific responsibilities in all aspects of day-to-day investment management of each Fund, including trade execution and recommendations with respect to the hiring, termination or replacement of sub-advisers to the Funds. The Board considered the qualifications, experience and responsibilities of the Adviser’s personnel that will be involved in the day-to-day activities of the Funds, including Stephen Foy and Charles Ragauss, who will serve as portfolio managers to the Funds. The Board reviewed due diligence information provided by the Adviser, including information regarding the Adviser’s compliance program, its compliance personnel and compliance record, as well as the Adviser’s cybersecurity program and business continuity plan. The Board noted that the Adviser does not manage any other accounts that utilize a strategy similar to that to be employed by each of the Funds.

The Board also considered other services to be provided to the Funds, such as monitoring adherence to each Fund’s investment strategy and restrictions, oversight of Dana Investment Advisors, Inc. (the “Sub-Adviser”), the Funds’ sub-adviser, and other service providers to the Funds, monitoring compliance with various Fund policies and procedures and with applicable securities regulations, monitoring the extent to which each Fund achieves its investment objective as an actively-managed ETF and quarterly reporting to the Board. The Board noted that the Adviser would be responsible for trade execution for each Fund and the Funds’ Sub-Adviser would be responsible for selecting each Fund’s investments, subject to the supervision of the Adviser.

The Board concluded that the Adviser had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Advisory Agreement and managing each of the Funds and that the nature, overall quality and extent of the management services to be provided to the Funds, as well as the Adviser’s compliance program, were satisfactory.

2.	Investment Performance of the Funds and the Adviser. The Board noted that the Funds had not yet commenced operations and, therefore, concluded that performance of the Funds was not a relevant factor for consideration. The Board also considered that because the portfolio decision-making for each Fund would be performed by the Sub-Adviser, each Fund’s performance would not be the direct result of investment decisions made by the Adviser. Consequently, with respect to each Fund’s performance, the Board in the future would focus on the Adviser’s services, including the extent to which the Fund’s performance was achieving its investment objective, as well as the Adviser’s oversight of the Sub-Adviser’s services.
3.	Cost of Services to be Provided and Profits to be Realized by the Adviser. The Board considered the cost of services and the structure of the Adviser’s proposed advisory fee, including a review of comparative expenses, expense components and peer group selection. The Board took into consideration that the advisory fee for each Fund was a “unitary fee,” meaning that each Fund would pay no expenses other than the advisory fee and certain other costs such as interest, brokerage, and extraordinary expenses and, to the extent it is implemented, fees pursuant to the Fund’s Rule 12b-1 Plan. The Board noted that the Adviser agreed to pay all other expenses incurred by each Fund, subject to the Sub-Adviser’s contractual agreement to assume such obligations in exchange for the profits, if any, generated by each Fund’s unitary fee. The Board considered comparative information provided by the Adviser, in partnership with AltaVista Research, LLC, a third-party ETF research firm, utilizing a peer group selection process managed by the Adviser based on select criteria and the characteristics of the Fund.

The Board concluded that each Fund’s proposed expense ratio and the advisory fee to be paid to the Adviser were fair and reasonable in light of the comparative expense information and the investment management services to be provided to each Fund by the Adviser given the nature of each Fund’s investment strategy. The Board also evaluated, based on information provided by the Adviser, the compensation and benefits expected to be received by the Adviser and its affiliates from their relationship with the Funds, taking into account an analysis of the Adviser’s expected profitability with respect to each Fund. The Board further concluded that the Adviser had adequate financial resources to support its services to the Funds from the revenues of its overall investment advisory business.

4.	Extent of Economies of Scale as each Fund Grows. The Board considered the potential economies of scale that each Fund might realize under the structure of the proposed advisory fee. The Board noted the advisory fee did not contain any breakpoint reductions as each Fund’s assets grow in size, but that the Adviser would evaluate future circumstances that may warrant breakpoints in the fee structure.

5.	Benefits to be Derived from the Relationship with the Funds. The Board considered direct and indirect benefits that could be received by the Adviser and its affiliates from association with the Funds. The Board concluded that the benefits the Adviser may receive, such as greater name recognition or the ability to attract additional investor assets, appear to be reasonable and in many cases may benefit each of the Funds.

Conclusion. Based on the Board’s deliberations and its evaluation of the information described above, with no single factor determinative of a conclusion, the Board, including the Independent Trustees, unanimously concluded that: (a) the terms of the Advisory Agreement are fair and reasonable; (b) the advisory fee is reasonable in light of the services that the Adviser will provide to each Fund; and (c) the approval of the Advisory Agreement for an initial term of two years was in the best interests of each Fund and its shareholders.

At the meeting held on July 31, 2025, the Board also considered the initial approval of the sub-advisory agreement (the “Sub-Advisory Agreement”) for the Funds, proposed to be entered into between the Adviser and Dana. Prior to this meeting, the Board requested and received materials to assist them in considering the approval of the Sub-Advisory Agreement. The materials provided contained information with respect to the factors enumerated below, including a copy of the Sub-Advisory Agreement, a memorandum prepared by outside legal counsel to the Trust and the Independent Trustees discussing in detail the Trustees’ fiduciary obligations and the factors they should assess in considering the approval of the Sub-Advisory Agreement, due diligence materials prepared by the Sub-Adviser (including the due diligence response completed by the Sub-Adviser with respect to a specific request letter from outside legal counsel to the Trust and the Independent Trustees, the Sub-Adviser’s Form ADV, select ownership, organizational, financial and insurance information for the Sub-Adviser, biographical information of key management and compliance personnel, and the Sub-Adviser’s compliance manual and code of ethics) and other pertinent information. Based on their evaluation of the information provided, the Trustees, by a unanimous vote (including a separate vote of the Independent Trustees), approved the Sub-Advisory Agreement for an initial two-year term.

Discussion of Factors Considered

In considering the approval of the Sub-Advisory Agreement and reaching their conclusions, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors enumerated below.

1.	Nature, Extent and Quality of Services to be Provided. The Board considered the nature, extent and quality of the Sub-Adviser’s overall services to be provided to the Funds, as well as its specific responsibilities in all aspects of day-to-day investment management of each Fund. The Board considered the qualifications, experience and responsibilities of David Weinstein, Joseph Veranth and Daniel Seivers, who will each serve as a portfolio manager for the Dana Unconstrained Equity ETF, Mikhail Alkhazov, David Stamm and Sean McLeod, who will each serve as a portfolio manager for the Dana Concentrated Dividend ETF, and Matthew Slowinski, Joseph Veranth and Robert Leuty, who will each serve as a portfolio manager for the Dana Limited Volatility ETF, as well as the responsibilities of other key personnel of the Sub-Adviser to be involved in the day-to-day activities of the Funds. The Board reviewed the due diligence information provided by the Sub-Adviser, including information regarding the Sub-Adviser’s compliance program, its compliance personnel and compliance record, as well as the Sub-Adviser’s cybersecurity program and business continuity plan. The Board noted that the Sub-Adviser manages other separately-managed accounts that utilize a strategy similar to the strategy that is to be employed by each Fund.

The Board also considered other services provided to each Fund, such as monitoring adherence to the Fund’s investment strategies and restrictions, monitoring compliance with various Fund policies and procedures and with applicable securities regulations, monitoring the extent to which the Fund meets its investment objective as an actively-managed ETF and quarterly reporting to the Board. The Board noted that the Sub-Adviser would be responsible for each Fund’s portfolio investment decisions, subject to the oversight of the Adviser.

The Board concluded that the Sub-Adviser had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Sub-Advisory Agreement and managing each Fund and that the nature, overall quality and extent of the management services to be provided to the Funds, as well as the Sub-Adviser’s compliance program, were satisfactory.

2.	Investment Performance of the Funds and the Sub-Adviser. The Board noted that the Funds had not yet commenced operations and, therefore, concluded that performance of the Funds was not a relevant factor for consideration. The Board did review the composite performance returns of other separately-managed accounts of the Sub-Adviser that utilize a strategy similar to the strategy that is to be employed by each Fund. After considering all of the information, the Board determined that each Fund and its shareholders were likely to benefit from the Sub-Adviser’s management.

3.	Cost of Services to be Provided and Profits to be Realized by the Sub-Adviser. The Board considered the structure of each Fund’s proposed sub-advisory fee to be paid by the Adviser to the Sub-Adviser under the Sub-Advisory Agreement. The Board noted that the Adviser represented to the Board that the sub-advisory fee payable under the Sub-Advisory Agreement was reasonable in light of the services to be performed by the Sub-Adviser for each Fund. Since the sub-advisory fee is to be paid by the Adviser, the overall advisory fee paid by each Fund is not directly affected by the sub-advisory fees paid to the Sub-Adviser. Consequently, the Board did not consider the cost of services provided by the Sub-Adviser or the potential profitability of its relationship with the Funds to be material factors for consideration given that the Sub-Adviser is not affiliated with the Adviser and, therefore, the sub-advisory fees to be paid to the Sub-Adviser were negotiated on an arm’s-length basis. Based on all of these factors, the Board concluded that the sub-advisory fees to be paid to the Sub-Adviser by the Adviser reflected an appropriate allocation of the advisory fees and was reasonable in light of the services to be provided by the Sub-Adviser.

4.	Extent of Economies of Scale as each Fund Grows. Since the sub-advisory fees payable to the Sub-Adviser are not paid by the Funds, the Board did not consider whether the sub-advisory fees should reflect any potential economies of scale that might be realized as each Fund’s assets increase.

5.	Benefits to be Derived from the Relationship with the Funds. The Board considered the direct and indirect benefits that could be received by the Sub-Adviser from its association with the Funds. The Board concluded that the benefits the Sub-Adviser may receive, such as greater name recognition or the ability to attract additional investor assets, appear to be reasonable and in many cases may benefit the Funds.

Conclusion. Based on the Board’s deliberations and its evaluation of the information described above, with no single factor determinative of a conclusion, the Board, including the Independent Trustees, unanimously concluded that: (a) the terms of the Sub-Advisory Agreement are fair and reasonable; (b) the sub-advisory fees are reasonable in light of the services that the Sub-Adviser will provide to each Fund; and (c) the approval of the Sub-Advisory Agreement for an initial term of two years was in the best interests of each Fund and its shareholders.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 16. Controls and Procedures.

(a)	The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not Applicable

(b) Not Applicable

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable.

(3) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(5) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Tidal Trust I

By (Signature and Title)*	/s/ Eric W. Falkeis
Eric W. Falkeis, President/Principal Executive Officer

Date	May 5, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Eric W. Falkeis
Eric W. Falkeis, President/Principal Executive Officer

Date	May 5, 2026

By (Signature and Title)*	/s/ Aaron J. Perkovich
Aaron J. Perkovich, Treasurer/Principal Financial Officer

* Print the name and title of each signing officer under his or her signature.